Registration No. 333-98691

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U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X] Pre-Effective Amendment No. __1__  [ ] Post-Effective Amendment No. _____

(Check appropriate box or boxes)

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Exact name of Registrant as Specified in Charter:

PIMCO Variable Insurance Trust
840 Newport Center Drive
Newport Beach, California 92660

Registrant's Telephone Number: (949) 720-4700

Name and Address of Agent for Service:

R. Wesley Burns
Pacific Investment Management Company
840 Newport Center Drive
Newport Beach, California 92660

Copy to:
Robert W. Helm, Esq.
Dechert
1775 Eye Street, NW
Washington DC 20006

Approximate Date of Proposed Public Offering:
As soon as possible following the effective date of this Registration Statement.

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The title of the securities being registered is Shares of Beneficial Interest.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 333-37115 and 811-8399) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 2001 was filed on March 27, 2002. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Washington, and the District of Columbia on the 19th day of September 2002.

                                                            PIMCO Variable Insurance Trust

                                        By: __________________
                                        Name: R. Wesley Burns*
                                        Title: President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                               Title                                                                       Date

______________________                 President and Trustee                                      September 19, 2002
R. Wesley Burns*

______________________                 Treasurer (principal financial and                   September 19, 2002
John P. Hardaway*                                  accounting officer)

______________________                 Trustee                                                                September 19, 2002
Guilford C. Babcock*

______________________                 Trustee                                                                September 19, 2002
E. Philip Cannon*

______________________                 Trustee                                                                September 19, 2002
Thomas P. Kemp*

______________________                 Trustee                                                                September 19, 2002
J. Michael Hagan*

______________________                 Chairman and Trustee                                       September 19, 2002
Brent R. Harris*

______________________                 Trustee                                                                 September 19, 2002
William J. Popejoy*

______________________                  Trustee                                                                September 19, 2002
Vern O. Curtis*

* By: /s/Robert W. Helm
   Robert W. Helm, as attorney-in-fact

* Pursuant to powers of attorney filed with Post Effective Amendment No. 7 to Registration
   Statement File No. 333-37115 on January 31, 2001